Income tax expense (Details 1)	Dec. 31, 2016 CAD
OilAndNaturalGasOperations
Non-capital / operating loses carried forward (expiration dates 2030 to 2035)	CAD 24,992,119
Canadian resource pool deductions	5,567,443
Capital cost allowance and financing costs deductible	4,246,726
Unclaimed SRED expenditures	509,130
Deferred income tax assets	CAD 35,315,418